Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Twin Oak Short Horizon Absolute Return ETF
Shareholder Report [Line Items]
Fund Name	Twin Oak Short Horizon Absolute Return ETF
Class Name	Twin Oak Short Horizon Absolute Return ETF
Trading Symbol	TOAK
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Twin Oak Short Horizon Absolute Return ETF (the “Fund”) for the period of August 19, 2024 (commencement of operations), to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://twinoaketfs.com/TOAK. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://twinoaketfs.com/TOAK
Expenses [Text Block]
WHAT WERE THE FUND COSTS FROM AUGUST 19, 2024 TO NOVEMBER 30, 2024?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Twin Oak Short Horizon Absolute Return ETF	$20*	0.56%
[1]
Expenses Paid, Amount	$ 20	[1]
Expense Ratio, Percent	0.56%
Net Assets	$ 13,832,590
Holdings Count | $ / shares	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$13,832,590
Number of Holdings	2
Portfolio Turnover Rate	0%
Weighted Average Maturity (Years)	0.13

Holdings [Text Block]

Top Holdings (% of Net Assets)
SPDR S&P 500 ETF Trust Call Options	64.7%
SPDR S&P 500 ETF Trust Put Options	34.8%

Credit Breakdown* (% of Net Assets)
AA	99.5%
Cash & Cash Equivalent	0.5%
[2]
Updated Prospectus Web Address	https://twinoaketfs.com/TOAK.

[1]
*	Amount shown reflects the expenses of the Fund from August 19, 2024 (commencement of operations) through November 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[2]
*	The Fund’s portfolio is comprised of FLEX Options, the rating listed represents the counterparty rating for those positions as assigned by S&P Global.